Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,789,782.29

Principal:
Principal Collections	$25,864,747.20
Prepayments in Full	$13,931,832.37
Liquidation Proceeds	$236,464.56
Recoveries	$67,137.04
Sub Total	$40,100,181.17
Collections	$41,889,963.46

Purchase Amounts:
Purchase Amounts Related to Principal	$414,217.76
Purchase Amounts Related to Interest	$745.26
Sub Total	$414,963.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,304,926.48

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,304,926.48
Servicing Fee	$679,301.97	$679,301.97	$0.00	$0.00	$41,625,624.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,625,624.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$41,625,624.51
Interest - Class A-3 Notes	$185,092.47	$185,092.47	$0.00	$0.00	$41,440,532.04
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$41,297,805.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,297,805.37
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$41,235,171.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,235,171.70
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$41,163,567.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,163,567.70
Regular Principal Payment	$37,902,323.03	$37,902,323.03	$0.00	$0.00	$3,261,244.67
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,261,244.67
Residual Released to Depositor	$0.00	$3,261,244.67	$0.00	$0.00	$0.00

Total		$42,304,926.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,902,323.03
Total					$37,902,323.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$37,902,323.03	$55.24	$185,092.47	$0.27	$38,087,415.50	$55.51
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$37,902,323.03	$18.00	$462,056.81	$0.22	$38,364,379.84	$18.22

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$396,626,715.66	0.5780635	$358,724,392.63	0.5228228
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$718,706,715.66	0.3413230	$680,804,392.63	0.3233227

Pool Information
Weighted Average APR	2.578%	2.577%
Weighted Average Remaining Term	36.80	35.97
Number of Receivables Outstanding	42,563	41,492
Pool Balance	$815,162,366.81	$774,445,686.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$760,819,846.92	$722,917,523.89
Pool Factor	0.3616480	0.3435840

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$51,528,162.71
Targeted Overcollateralization Amount	$93,641,293.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,641,293.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$269,418.32
(Recoveries)		41	$67,137.04
Net Loss for Current Collection Period			$202,281.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2978%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2651%
Second Prior Collection Period			-0.0200%
Prior Collection Period			0.1322%
Current Collection Period			0.3054%
Four Month Average (Current and Prior Three Collection Periods)			0.1707%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,530	$5,890,557.66
(Cumulative Recoveries)			$1,291,027.18
Cumulative Net Loss for All Collection Periods			$4,599,530.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2041%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,328.28
Average Net Loss for Receivables that have experienced a Realized Loss			$1,818.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	268	$6,473,530.92
61-90 Days Delinquent	0.17%	46	$1,341,785.24
91-120 Days Delinquent	0.02%	5	$131,968.03
Over 120 Days Delinquent	0.03%	10	$233,275.62
Total Delinquent Receivables	1.06%	329	$8,180,559.81

Repossession Inventory:
Repossessed in the Current Collection Period		10	$295,331.35
Total Repossessed Inventory		11	$341,139.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1172%
Prior Collection Period			0.1433%
Current Collection Period			0.1470%
Three Month Average			0.1358%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2204%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	25

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	113	$2,798,739.81
2 Months Extended	145	$3,701,007.19
3+ Months Extended	16	$310,193.22

Total Receivables Extended	274	$6,809,940.22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer